Financial instruments - Notional, average contract rates and maturities (Details) € in Thousands, £ in Thousands, kr in Thousands, $ in Thousands, $ in Thousands	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 EUR (€)	Sep. 30, 2023 GBP (£)	Sep. 30, 2023 SEK (kr)	Sep. 30, 2022 CAD ($)
USD/INR
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities		$ 278,814
USD/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	83.27%	83.27%	83.27%	83.27%	83.27%
USD/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	87.32%	87.32%	87.32%	87.32%	87.32%
CAD/INR
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities	$ 292,047
CAD/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	63.77%	63.77%	63.77%	63.77%	63.77%
CAD/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	65.32%	65.32%	65.32%	65.32%	65.32%
EUR/INR
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities | €			€ 78,476
EUR/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	95.01%	95.01%	95.01%	95.01%	95.01%
EUR/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	96.54%	96.54%	96.54%	96.54%	96.54%
GBP/INR
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities | £				£ 67,507
GBP/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	107.07%	107.07%	107.07%	107.07%	107.07%
GBP/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	106.76%	106.76%	106.76%	106.76%	106.76%
SEK/INR
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities | kr					kr 15,000
SEK/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	7.48%	7.48%	7.48%	7.48%	7.48%
SEK/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	0.00%	0.00%	0.00%	0.00%	0.00%
GBP/EUR
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities | £				£ 77,610
GBP/EUR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	1.16%	1.16%	1.16%	1.16%	1.16%
GBP/EUR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	0.00%	0.00%	0.00%	0.00%	0.00%
EUR/MAD
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities | €			€ 24,466
EUR/MAD | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	10.94%	10.94%	10.94%	10.94%	10.94%
EUR/MAD | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	0.00%	0.00%	0.00%	0.00%	0.00%
EUR/CZK
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities | €			€ 15,062
EUR/CZK | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	24.80%	24.80%	24.80%	24.80%	24.80%
EUR/CZK | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	24.55%	24.55%	24.55%	24.55%	24.55%
Others
Disclosure of detailed information about hedges [line items]
Notional amount of financial liabilities	$ 78,027
At fair value
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	14,350					$ 24,060
At fair value | USD/INR
Disclosure of detailed information about hedges [line items]
Hedged item, liabilities	(973)					(7,803)
At fair value | CAD/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	4,497					7,865
At fair value | EUR/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	5,076					11,690
At fair value | GBP/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	3,501					12,753
At fair value | SEK/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets						1,047
Hedged item, liabilities	(33)
At fair value | GBP/EUR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	649					0
At fair value | EUR/MAD
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	135
Hedged item, liabilities						(201)
At fair value | EUR/CZK
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets						611
Hedged item, liabilities	(92)
At fair value | Others
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets	$ 1,590
Hedged item, liabilities						$ (1,902)